Derivative financial instruments and hedging activities - Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	$ 145,795	$ 158,679
Impact of master netting agreements and applicable margins	115,064	116,810
Replacement cost (after netting agreements)	30,731	41,869
Banks [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	69,841	73,616
Impact of master netting agreements and applicable margins	68,151	71,582
Replacement cost (after netting agreements)	1,690	2,034
OECD Governmemnts [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	20,268	22,727
Impact of master netting agreements and applicable margins	20,237	22,597
Replacement cost (after netting agreements)	31	130
Other Counterparties [Member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	55,686	62,336
Impact of master netting agreements and applicable margins	26,676	22,631
Replacement cost (after netting agreements)	29,010	39,705
Risk rating AAA, AA [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	36,224	39,001
Impact of master netting agreements and applicable margins	24,025	21,552
Replacement cost (after netting agreements)	12,199	17,449
Risk rating A [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	70,010	72,983
Impact of master netting agreements and applicable margins	60,556	62,614
Replacement cost (after netting agreements)	9,454	10,369
Risk rating BBB [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	28,956	29,690
Impact of master netting agreements and applicable margins	22,765	21,818
Replacement cost (after netting agreements)	6,191	7,872
Risk rating BB or lower [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	10,605	17,005
Impact of master netting agreements and applicable margins	7,718	10,826
Replacement cost (after netting agreements)	$ 2,887	$ 6,179